Property and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of property and equipment

Changes in cost	2021
	Opening balance	Additions	Disposals	Transfer	Acquisitions of subsidiaries	CTA (*)	Closing balance
Furniture and fixtures	726	96	(6)	—	677	(59)	1,434
Building improvements	2,997	1,055	(21)	88	3,625	(284)	7,460
Office equipment	2,249	400	(4)	10	1,105	(199)	3,561
Right-of-use assets (a)	4,183	3,309	(97)	—	5,571	(342)	12,624

Total - Cost of fixed assets	10,155	4,860	(128)	98	10,978	(884)	25,079

Changes in accumulated depreciation	2021
	Opening balance	Additions	Disposals	Transfer	Acquisitions of subsidiaries	CTA (*)	Closing balance
(-) Furniture and fixtures	(422)	(77)	1	—	(460)	39	(919)
(-) Building improvements	(2,070)	(302)	14	—	(1,386)	185	(3,559)
(-) Office equipment	(1,856)	(203)	2	—	(844)	177	(2,724)
(-) Right-of-use assets (a)	(1,988)	(1,201)	58	—	(1,519)	181	(4,469)

Total - Accumulated depreciation	(6,336)	(1,783)	75	—	(4,209)	582	(11,671)

Property and equipment, net	3,819	3,077	(53)	98	6,769	(302)	13,408

(*)	CTA – Cumulative translation adjustment

Changes in cost	2020
	Opening balance	Additions	Disposals	Transfer	CTA (*)	Closing balance
Furniture and fixtures	883	15	—	—	(172)	726
Building improvements	3,617	34	—	—	(654)	2,997
Office equipment	2,617	114	—	—	(482)	2,249
Right-of-use assets (a)	5,168	137	—	—	(1,122)	4,183

Total - Cost of fixed assets	12,285	300	—	—	(2,430)	10,155

Changes in accumulated depreciation	2020
	Opening balance	Additions	Disposals	Transfer	CTA (*)	Closing balance
(-) Furniture and fixtures	(451)	(71)	—	—	100	(422)
(-) Building improvements	(2,045)	(391)	—	—	366	(2,070)
(-) Office equipment	(2,069)	(192)	—	—	405	(1,856)
(-) Right-of-use assets (a)	(1,256)	(1,026)	—	—	294	(1,988)

Total - Accumulated depreciation	(5,821)	(1,680)	—	—	1,165	(6,336)

Property and equipment, net	6,464	(1,380)	—	—	(1,265)	3,819

Changes in cost	2019
	Opening balance	Adoption of IFRS 16	Adjusted opening balance	Additions	Disposals	Transfer	CTA (*)	Closing balance
Furniture and fixtures	900	—	900	15	(2)	2	(32)	883
Building improvements	3,771	—	3,771	34	—	—	(188)	3,617
Office equipment	2,558	—	2,558	99	—	(2)	(38)	2,617
Right-of-use assets (a)	—	5,132	5,132	—	—	—	36	5,168

Total - Cost of fixed assets	7,229	5,132	12,361	148	(2)	—	(222)	12,285

Changes in accumulated depreciation	2019
	Opening balance	Adoption of IFRS 16	Adjusted opening balance	Additions	Disposals	Transfer	CTA (*)	Closing balance
(-) Furniture and fixtures	(376)	—	(376)	(93)	—	—	18	(451)
(-) Building improvements	(1,630)	—	(1,630)	(477)	—	—	62	(2,045)
(-) Office equipment	(1,857)	—	(1,857)	(277)	—	—	65	(2,069)
(-) Right-of-use assets (a)	—	—	—	(1,273)	—	—	17	(1,256)

Total - Accumulated depreciation	(3,863)	—	(3,863)	(2,120)	—	—	162	(5,821)

Property and equipment, net	3,366	5,132	8,498	(1,972)	(2)	—	(60)	6,464

As of December 31, 2021, 2020 and 2019 there was no indication that any of these assets were impaired.

(a)
The Group is the lessee in lease agreements for which the underlying assets are the office spaces located in São Paulo, Grand Cayman, Montevideo, London and Santiago. Depreciation expense relating to these assets was recognized in 2021 for the amount of US$ 1,201 (US$ 1,026 and US$ 1,273 for 2020 and 2019), see note
20 and note
23.

Summary of breakdown of property plant and equipment by region
(b)	Following is the breakdown of the total Property and equipment assets by region:

	2021	2020
Brazil	1,961	3,233
Cayman Islands	2,044	323
Chile	7,334	47
Other	2,069	216

Balance	13,408	3,819